BlackRock Impact Mortgage Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Mosaic Solar Loan Trust
(a)
Series 2019-2A, Class A, 2.88%, 09/20/40 USD 95 $ 81,994
Series 2022-3A, Class A, 6.16%, 06/20/53 960 957,332
Total Asset-Backed Securities — 0.2%
(Cost: $1,055,382) .............................. 1,039,326
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 4.4%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class A, (LIBOR USD 1 Month +
0.88%), 5.12%, 09/15/34
(a)(b)
......... 2,760 2,690,419
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class A, (LIBOR USD 1
Month + 0.85%), 5.17%, 09/15/34
(a)(b)
... 427 418,924
BFLD Trust
(a)(b)
Series 2019-DPLO, Class A, (LIBOR USD 1
Month + 1.09%), 5.41%, 10/15/34 ... 45 44,150
Series 2020-EYP, Class A, (LIBOR USD 1
Month + 1.15%), 5.47%, 10/15/35 ... 1,984 1,884,886
BMO Mortgage Trust, Series 2022-C1, Class
A5, 3.37%, 02/17/55
(b)
............. 71 61,606
BPR Trust, Series 2021-TY, Class A, (LIBOR
USD 1 Month + 1.05%), 5.37%, 09/15/38
(a)(b)
1,526 1,437,624
BX Trust
(a)(b)
Series 2018-BILT, Class A, (LIBOR USD 1
Month + 0.80%), 5.12%, 05/15/30 ... 282 273,486
Series 2021-LBA, Class AJV, (LIBOR USD 1
Month + 0.80%), 5.12%, 02/15/36 ... 105 99,801
Series 2021-LBA, Class AV, (LIBOR USD 1
Month + 0.80%), 5.12%, 02/15/36 ... 115 109,306
Series 2021-MFM1, Class C, (LIBOR USD 1
Month + 1.20%), 5.52%, 01/15/34 ... 450 428,821
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 5.60%, 06/15/36 ... 780 741,975
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(a)
..................... 810 694,639
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class B, 2.86%, 11/10/42
(a)
.. 100 77,910
Commercial Mortgage Trust
Series 2017-COR2, Class AM, 3.80%,
09/10/50 .................... 297 266,656
Series 2019-521F, Class B, (LIBOR USD 1
Month + 1.10%), 5.42%, 06/15/34
(a)(b)
. 923 811,286
Credit Suisse Mortgage Capital Certificates,
Series 2021-980M, Class A, 2.39%,
07/15/31
(a)
..................... 600 504,272
CSAIL Commercial Mortgage Trust
(b)
Series 2018-CX11, Class A5, 4.03%,
04/15/51 .................... 658 613,243
Series 2018-CX12, Class A4, 4.22%,
08/15/51 .................... 290 273,028
CSMC Trust, Series 2021-BHAR, Class A,
(LIBOR USD 1 Month + 1.15%), 5.47%,
11/15/38
(a)(b)
.................... 1,170 1,115,427
GS Mortgage Securities Trust, Series 2012-
GCJ9, Class C, 4.45%, 11/10/45
(a)(b)
.... 51 51,122
Hawaii Hotel Trust, Series 2019-MAUI, Class
A, (LIBOR USD 1 Month + 1.15%), 5.47%,
05/15/38
(a)(b)
.................... 100 97,113
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.44%, 07/10/39
(a)(b)
.... 526 396,843
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2020-609M, Class A, (LIBOR USD 1
Month + 1.37%), 5.69%, 10/15/33 ... USD 1,400 $ 1,325,552
Series 2020-609M, Class D, (LIBOR USD 1
Month + 2.77%), 7.09%, 10/15/33 ... 400 340,458
KKR Industrial Portfolio Trust, Series 2021-
KDIP, Class B, (LIBOR USD 1 Month +
0.80%), 5.12%, 12/15/37
(a)(b)
......... 105 100,453
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class A, (1 Month CME
Term SOFR + 1.07%), 5.41%, 12/15/34
(a)(b)
250 237,343
Morgan Stanley Capital I Trust
(b)
Series 2018-H3, Class B, 4.62%, 07/15/51 533 467,218
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 5.22%, 07/15/35
(a)
.. 1,480 1,450,265
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, (LIBOR USD 1
Month + 1.20%), 5.52%, 05/15/31
(a)(b)
... 2,180 2,048,799
19,062,625
Interest Only Commercial Mortgage-Backed Securities — 0.8%
(b)
Arbor Multifamily Mortgage Securities Trust
(a)
Series 2020-MF1, Class XA, 0.96%,
05/15/53 .................... 995 50,468
Series 2021-MF3, Class XA, 0.74%,
10/15/54 .................... 1,462 60,706
BANK
Series 2020-BN29, Class XA, 1.34%,
11/15/53 .................... 2,742 203,279
Series 2021-BN33, Class XA, 1.06%,
05/15/64 .................... 9,637 562,257
Benchmark Mortgage Trust
Series 2020-B20, Class XA, 1.62%,
10/15/53 .................... 10,997 845,574
Series 2020-B21, Class XA, 1.45%,
12/17/53
(a)
................... 2,719 207,113
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class XA, 0.56%,
11/15/51 .................... 3,003 75,925
Series 2019-C16, Class XA, 1.55%,
06/15/52 .................... 10,128 725,554
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.47%, 10/15/52 ...... 7,566 531,358
Wells Fargo Commercial Mortgage Trust,
Series 2021-C59, Class XA, 1.54%,
04/15/54 ...................... 2,469 204,529
3,466,763
Total Non-Agency Mortgage-Backed Securities — 5.2%
(Cost: $24,611,212) .............................. 22,529,388
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.4%
Federal National Mortgage Association, Series
2011-8, Class ZA, 4.00%, 02/25/41 ..... 757 720,792
Government National Mortgage
Association, Series 2016-123, Class LM,
3.00%, 09/20/46 ................. 500 416,343
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.73%, 07/20/39
(b)
............. 591 614,529
1,751,664

BlackRock Impact Mortgage Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 1.1%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series KSG4, Class
A2, 3.40%, 08/25/32
(b)
............. USD 5,000 $ 4,560,080
Interest Only Collateralized Mortgage Obligations — 1.5%
Federal National Mortgage Association
Series 2020-32, 4.00%, 05/25/50 ...... 1,431 273,799
Series 2020-32, Class PI, 4.00%, 05/25/50 1,479 282,918
Government National Mortgage Association
Series 2020-115, Class IM, 3.50%, 08/20/50 1,667 238,423
Series 2020-146, Class DI, 2.50%, 10/20/50 2,431 313,705
Series 2020-149, Class IA, 2.50%, 10/20/50 15,752 2,166,474
Series 2020-162, Class TI, 2.50%, 10/20/50 4,199 536,026
Series 2020-175, Class DI, 2.50%, 11/20/50 810 101,059
Series 2020-185, Class MI, 2.50%, 12/20/50 2,921 394,653
Series 2021-159, Class IH, 3.00%, 09/20/51 8,666 1,175,960
Series 2022-127, Class IA, 3.50%, 03/20/52 7,134 1,242,387
6,725,404
Interest Only Commercial Mortgage-Backed Securities — 0.7%
(b)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K105, Class X1, 1.52%, 01/25/30 . 9,004 746,530
Series K110, Class X1, 1.70%, 04/25/30 . 793 72,357
Series K116, Class X1, 1.43%, 07/25/30 . 1,405 113,140
Series K119, Class X1, 0.93%, 09/25/30 . 2,356 127,361
Series K120, Class X1, 1.04%, 10/25/30 . 11,368 681,369
Series K122, Class X1, 0.88%, 11/25/30 . 3,425 177,986
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.81%, 01/25/58 .......... 3,248 434,901
Government National Mortgage Association
Variable Rate Notes
Series 2005-9, 0.30%, 01/16/45 ....... 764 6
Series 2005-50, 0.33%, 06/16/45 ...... 1,415 7,214
Series 2006-30, 2.73%, 05/16/46 ...... 280 19
Series 2016-22, 0.72%, 11/16/55 ...... 13,163 320,066
Series 2016-151, 0.85%, 06/16/58 ..... 4,077 147,873
Series 2017-30, 0.58%, 08/16/58 ...... 2,246 62,375
Series 2017-61, 0.75%, 05/16/59 ...... 1,722 65,941
2,957,138
Mortgage-Backed Securities — 167.1%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/30 - 04/01/31 .......... 897 841,937
3.00%, 09/01/27 - 12/01/46 .......... 1,608 1,493,769
3.50%, 04/01/42 - 01/01/48 .......... 1,305 1,223,592
4.00%, 08/01/40 - 12/01/45 .......... 1,187 1,148,813
4.50%, 02/01/39 - 08/01/48 .......... 1,377 1,357,248
5.00%, 04/01/36 - 11/01/48 .......... 600 611,257
5.50%, 06/01/41 ................. 526 545,909
Federal National Mortgage Association
3.50%, 11/01/46 ................. 871 801,210
4.00%, 01/01/41 ................. 26 24,827
Government National Mortgage Association
2.00%, 08/20/50 - 04/20/51 .......... 11,430 9,594,241
2.00%, 01/15/53
(d)
................ 17,981 15,065,367
2.50%, 02/20/51 - 01/20/52 .......... 25,608 21,918,271
2.50%, 01/15/53
(d)
................ 323 279,920
3.00%, 02/15/45 - 12/20/51 .......... 29,460 26,498,735
3.00%, 01/15/53
(d)
................ 1,885 1,677,993
3.50%, 01/20/41 - 02/20/52 .......... 57,394 53,243,558
3.50%, 01/15/53
(d)
................ 56 51,442
4.00%, 04/20/39 - 01/20/52 .......... 31,696 30,128,990
4.50%, 12/20/39 - 08/20/50 .......... 4,498 4,412,527
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.00%, 12/15/38 - 06/20/52 .......... USD 5,008 $ 5,044,024
5.50%, 09/20/52 ................. 1,681 1,741,476
5.50%, 01/15/53
(d)
................ 25 25,140
6.00%, 10/20/52 - 12/20/52 .......... 2,464 2,547,645
6.50%, 12/20/52 ................. 1,040 1,088,295
7.00%, 07/15/23 ................. —
(e)
2
Uniform Mortgage-Backed Securities
1.50%, 01/25/38
(d)
................ 2,971 2,571,803
1.50%, 11/01/41 - 03/01/51 .......... 11,578 9,303,925
2.00%, 10/01/31 - 03/01/52 .......... 49,880 41,066,451
2.00%, 01/25/38 - 01/25/53
(d)
......... 58,732 49,433,351
2.50%, 04/01/30 - 03/01/52 .......... 14,779 13,116,933
2.50%, 01/25/53
(d)
................ 82,286 69,656,361
3.00%, 04/01/28 - 05/01/52 .......... 15,148 13,828,943
3.00%, 08/01/52
(c)
................ 21,943 19,267,405
3.00%, 01/25/53
(d)
................ 21,452 18,821,426
3.50%, 11/01/28 - 07/01/52 .......... 15,746 14,673,511
3.50%, 08/01/52
(c)(f)
............... 27,288 24,812,825
3.50%, 01/25/53
(d)
................ 11,500 10,445,481
4.00%, 09/01/33 - 10/01/51 .......... 12,450 11,914,407
4.00%, 08/01/52
(c)
................ 73,074 68,549,035
4.00%, 01/25/53
(d)
................ 20,642 19,355,176
4.50%, 02/01/25 - 07/01/48 .......... 3,121 3,080,431
4.50%, 07/01/52 - 08/01/52
(c)
......... 61,934 60,147,864
4.50%, 08/01/52 - 09/01/52
(f)
......... 44,685 43,128,843
4.50%, 01/25/53
(d)
................ 1,126 1,083,501
5.00%, 11/01/32 - 05/01/49 .......... 837 843,695
5.00%, 08/01/52
(f)
................ 21,439 21,142,286
5.00%, 08/01/52
(c)
................ 25,672 25,363,694
5.50%, 02/01/35 - 04/01/41 .......... 1,634 1,683,653
5.50%, 01/25/53 - 02/25/53
(d)
......... 2,939 2,945,618
6.00%, 05/01/33 - 06/01/41 .......... 1,557 1,613,124
6.50%, 05/01/40 ................. 323 339,138
729,555,068
Total U.S. Government Sponsored Agency Securities — 170.8%
(Cost: $794,296,509) ............................. 745,549,354
Total Long-Term Investments — 176.2%
(Cost: $819,963,103) ............................. 769,118,068
Shares
Shares
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.03%
(g)(h)
................. 4,010,268 4,010,268
Total Short-Term Securities — 0.9%
(Cost: $4,010,268) .............................. 4,010,268
Total Investments Before Options Written and TBA Sale
Commitments — 177.1%
(Cost: $823,973,371 ) ............................. 773,128,336
Total Options Written — (0.4)%
(Premium Received — $(1,454,064)) .................. (1,623,908)
Par (000)
Pa r (000)
TBA Sale Commitments
(d)
Mortgage-Backed Securities — (65.3)%
Government National Mortgage Association
2.00% ,  01/15/53 ................. (788) (660,214)

BlackRock Impact Mortgage Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.50% ,  01/15/53 ................. USD (936) $ (810,911)
3.00% ,  01/15/53 ................. (6,813) (6,065,180)
3.50% ,  01/15/53 ................. (3,907) (3,589,468)
4.00% ,  01/15/53 ................. (1,836) (1,737,035)
4.50% ,  01/15/53 ................. (397) (385,055)
5.00% ,  01/15/53 ................. (155) (153,563)
Uniform Mortgage-Backed Securities
2.50% ,  01/25/38 - 01/25/53 .......... (20,510) (17,520,042)
3.00% ,  01/25/38 - 01/25/53 .......... (3,672) (3,314,168)
3.50% ,  01/25/38 - 02/25/53 .......... (54,847) (49,871,967)
1.50% ,  01/25/53 ................. (786) (605,069)
2.00% ,  01/25/53 ................. (3,623) (2,947,166)
4.00% ,  01/25/53 - 02/25/53 .......... (100,365) (94,110,287)
4.50% ,  01/25/53 ................. (76,771) (73,873,378)
5.00% ,  01/25/53 ................. (26,611) (26,217,727)
5.50% ,  01/25/53 - 02/25/53 .......... (3,238) (3,245,290)
Total TBA Sale Commitments — (65.3)%
(Proceeds: $(287,178,947)) ........................ (285,106,520)
Total Investments Net of Options Written and TBA Sale
Commitments — 111.4%
(Cost: $535,340,360 ) ............................. 486,397,908
Liabilities in Excess of Other Assets — (11.4)% ........... (49,902,633)
Net Assets — 100.0% ..............................
$ 436,495,275
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(d)
Represents or includes a TBA transaction.
(e)
Rounds to less than 1,000.
(f)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(g)
Annualized 7-day yield as of period end.
(h)
Affiliate of the Fund.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 4,244,707 $ — $ (234,439)
(a)
$ — $ — $ 4,010,268 4,010,268 $ 30,115 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock Impact Mortgage Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
HSBC Bank plc ........ 4.24% 11/10/22 01/12/23   $ 46,392,812 $ 46,655,086
U.S. Government Sponsored
Agency Securities 31-90 Days
HSBC Bank plc ........ 4.24 11/10/22 01/12/23   27,983,657 28,141,858
U.S. Government Sponsored
Agency Securities 31-90 Days
HSBC Bank plc ........ 4.24 11/10/22 01/12/23   30,306,368 30,477,700
U.S. Government Sponsored
Agency Securities 31-90 Days
Royal Bank of Canada ... 4.45 12/12/22 01/12/23   9,772,496 9,795,448
U.S. Government Sponsored
Agency Securities Up to 30 Days
Royal Bank of Canada ... 4.45 12/12/22 01/12/23   24,822,764 24,881,063
U.S. Government Sponsored
Agency Securities Up to 30 Days
Royal Bank of Canada ... 4.49 12/15/22 01/12/23   1,526,279 1,529,515
U.S. Government Sponsored
Agency Securities Up to 30 Days
HSBC Bank plc ........ 4.48 12/20/22 01/12/23   4,609,340 4,616,223
U.S. Government Sponsored
Agency Securities Up to 30 Days
$ 145,413,716 $ 146,096,893

BlackRock Impact Mortgage Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond .................................................... 82 03/22/23 $ 10,224 $ (45,184)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 278 03/22/23 31,175 570,901
U.S. Treasury 10 Year Ultra Note ............................................... 31 03/22/23 3,655 40,522
U.S. Treasury 2 Year Note .................................................... 57 03/31/23 11,685 15,814
U.S. Treasury 5 Year Note .................................................... 238 03/31/23 25,663 40,674
667,911
$ 622,727
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.10% Semi-Annual 1 day SOFR Annual Bank of America NA 03/17/23 2.10 % USD 3,900 $ (1,198)
10-Year Interest Rate Swap
(a)
2.60% Semi-Annual 1 day SOFR Annual Bank of America NA 04/12/23 2.60 USD 2,300 (6,130)
10-Year Interest Rate Swap
(a)
3.13% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/14/23 3.13 USD 4,000 (61,492)
10-Year Interest Rate Swap
(a)
3.03% Semi-Annual 1 day SOFR Annual Barclays Bank plc 12/14/23 3.03 USD 6,900 (171,260)
(240,080)
Put
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.10% Semi-Annual Bank of America NA 03/17/23 2.10 USD 3,900 (466,000)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.75% Semi-Annual Barclays Bank plc 04/11/23 4.75 USD 19,100 (44,549)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.60% Semi-Annual Bank of America NA 04/12/23 2.60 USD 2,300 (184,176)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.13% Semi-Annual Deutsche Bank AG 06/14/23 3.13 USD 4,000 (186,063)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.15% Semi-Annual Deutsche Bank AG 12/11/23 4.15 USD 16,600 (115,451)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.03% Semi-Annual Barclays Bank plc 12/14/23 3.03 USD 6,900 (387,589)
(1,383,828)
$ (1,623,908)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.13% Annual 1 day SOFR Annual 06/14/24 USD 9,200 $ 189,308 $ — $ 189,308
3.58% Annual 1 day SOFR Annual 09/13/24 USD 9,100 152,721 — 152,721
3.63% Annual 1 day SOFR Annual 09/13/24 USD 5,600 88,607 — 88,607
4.16% Annual 1 day SOFR Annual 09/23/24 USD 12,800 77,185 — 77,185
4.32% Annual 1 day SOFR Annual 09/27/24 USD 12,800 38,594 — 38,594
1 day SOFR Annual 3.66% Annual 10/17/24 USD 18,900 (300,619) — (300,619)
1 day SOFR Annual 3.45% Annual 11/08/24 USD 18,400 (369,377) — (369,377)
1 day SOFR Annual 3.75% Annual 11/21/24 USD 19,600 (279,035) — (279,035)
1 day SOFR Annual 4.17% Annual 12/15/24 USD 21,000 (124,487) — (124,487)
4.22% Annual 1 day SOFR Annual 12/15/24 USD 11,700 57,234 — 57,234
2.16% Annual 1 day SOFR Annual 04/01/32 USD 3,500 384,560 — 384,560
2.65% Annual 1 day SOFR Annual 06/02/32 USD 1,100 79,548 — 79,548

BlackRock Impact Mortgage Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR Annual 3.64% Annual 09/28/32 USD 3,000 $ 19,041 $ 5,928 $ 13,113
$ 13,280 $ 5,928 $ 7,352
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 4.06%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,039,326 $ — $ 1,039,326
Non-Agency Mortgage-Backed Securities ........................ — 22,529,388 — 22,529,388
U.S. Government Sponsored Agency Securities .................... — 745,549,354 — 745,549,354
Short-Term Securities
Money Market Funds ...................................... 4,010,268 — — 4,010,268
Liabilities
Investments
TBA Sale Commitments .................................... — (285,106,520) — (285,106,520)
$ 4,010,268 $ 484,011,548 $ — $ 488,021,816
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 667,911 $ 1,080,870 $ — $ 1,748,781
Liabilities
Interest rate contracts ....................................... (45,184) (2,697,426) — (2,742,610)
$ 622,727 $ (1,616,556) $ — $ (993,829)

BlackRock Impact Mortgage Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2022
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $146,096,893 are categorized as Level 2 within the fair value hierarchy.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CSMC Credit Suisse Mortgage Capital
LIBOR London Interbank Offered Rate
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced
Fair Value Hierarchy as of Period End (continued)